Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated income statement
Interest receivable	£ 11,049	£ 11,034	£ 11,258
Interest payable	(2,393)	(2,047)	(2,550)
Net interest income	8,656	8,987	8,708
Fees and commissions receivable	3,218	3,338	3,340
Fees and commissions payable	(861)	(883)	(805)
Income from trading activities	1,507	634	974
Loss on redemption of own debt		(7)	(126)
Other operating income	882	1,064	499
Non-interest income	4,746	4,146	3,882
Total income	13,402	13,133	12,590
Staff costs	(4,122)	(4,676)	(5,124)
Premises and equipment	(1,383)	(1,565)	(1,388)
Other administrative expenses	(3,372)	(3,323)	(8,745)
Depreciation and amortisation	(731)	(808)	(778)
Write down of goodwill and other intangible assets	(37)	(29)	(159)
Operating expenses	(9,645)	(10,401)	(16,194)
Profit/(loss) before impairment losses	3,757	2,732	(3,604)
Impairment losses	(398)	(493)	(478)
Operating profit/(loss) before tax	3,359	2,239	(4,082)
Tax charge	(1,208)	(731)	(1,107)
Profit/(loss) for the year	2,151	1,508	(5,189)
Attributable to:
Ordinary shareholders	1,622	752	(6,955)
Preference shareholders	182	234	260
Dividend access share			1,193
Paid-in equity holders	355	487	303
Non-controlling interests	(8)	35	10
Profit/(loss) for the year	£ 2,151	£ 1,508	£ (5,189)
Earnings/(loss) per ordinary share	£ 0.135	£ 0.063	£ (0.595)
Earnings/(loss) per ordinary share - fully diluted	£ 0.134	£ 0.063	£ (0.595)